Finance Cost	12 Months Ended
Dec. 31, 2024
Finance Cost [Abstract]
FINANCE COST
16	FINANCE COST

	2024	2023	2022 (As revised)
	USD	USD	USD
Fees from trade receivable factoring	312,768	218,749	212,302
Interest expenses from lease liabilities	67,702	10,088	12,280
Interest expenses from guaranteed bank loans	50,965	89,903	60,786
Interest expenses of convertible loan	-	9,870	44,002
Total finance cost	431,435	328,610	329,370